Income taxes	6 Months Ended
Sep. 30, 2017
Income taxes

13. Income taxes

The following table presents the components of Income tax expense for the six months ended September 30, 2016 and 2017:

	Six months ended September 30,
	2016	2017
	(in millions of yen)
Current tax expense	102,390	99,238
Deferred tax expense (benefit)	(27,875)	20,095

Total income tax expense	74,515	119,333

The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2016 and 2017. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2016	2017
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(21,562)	105,819
Less: reclassification adjustments	(38,351)	(35,053)

Total	(59,913)	70,766

Foreign currency translation adjustments:
Unrealized gains (losses)	(126)	—
Less: reclassification adjustments	—	—

Total	(126)	—

Pension liability adjustments:
Unrealized gains (losses)	239	11
Less: reclassification adjustments	87	96

Total	326	107

Total tax effect before allocation to noncontrolling interests	(59,713)	70,873

The statutory tax rates were both 30.86% as of September 30, 2016 and 2017. The effective tax rates, 16.30% and 23.27% for the six months ended September 30, 2016 and 2017, respectively, differed from the statutory tax rates. The significant difference of the tax rates for the six months ended September 30, 2016 resulted mainly from the reversal of an outside basis difference related to foreign subsidiaries due to their organizational restructuring and was partially offset by an increase in the valuation allowance. The difference of the tax rates for the six months ended September 30, 2017 consisted of numbers of tax beneficial items including a decrease in valuation allowance related to the MHFG’s foreign subsidiaries in the United States and a change in deferred tax liabilities related to undistributed earnings of subsidiaries.

At September 30, 2017, the MHFG Group had net operating loss carryforwards totaling ¥1,602 billion, of which ¥861 billion expires by March 31, 2018, and the remaining amount expires in 2023 and thereafter.

The total amount of unrecognized tax benefits was ¥1,992 million at September 30, 2017, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

A portion of unrecognized tax benefits at March 31, 2017 was resolved in the six months period ended September 30, 2017, of which the amount was immaterial. The amount of additional unrecognized tax benefits for the period related to the tax positions taken was also immaterial. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.